12. INCOME TAXES: Schedule of deferred tax assets and liabilities (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Unrecognized deductible temporary differences-Canada
Non-capital loss carry forwards	$ 9,250,000	$ 8,914,000	$ 8,547,000
Mineral property interests and deferred exploration costs	5,089,000	5,088,000	5,088,000
Property and equipment	22,000	31,000	42,000
Total Unrecognized deductible temporary differences not recognized	$ 14,361,000	$ 14,033,000	$ 13,677,000